Contingent Liabilities and Assets - Summary of Contingent Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of contingent liabilities [line items]
Contingent liabilities and assets	$ 262	$ 163
Contingent liabilities [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities and assets	260	161
Guarantees [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities and assets	$ 2	$ 2